Leases - Components of Lease Expense (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 180,450	$ 65,781	$ 335,502	$ 100,757	$ 288,628	$ 41,515	$ 236
Variable lease cost	57,851	10,524	101,780	13,438	54,633	16,028	370
Total lease cost	$ 238,301	$ 76,305	$ 437,282	$ 114,195	$ 370,535	$ 61,461	$ 3,413